Assets held for sale and associated liabilities - Schedule of net assets associated with disposal group (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Intangible assets	€ 193,395	€ 164,676
Goodwill	94,915	61,553
Property, plant and equipment	17,406	14,031
Right-of-use assets	24,866	14,165	€ 14,541
Trade and other receivables	154,615	116,800
TOTAL ASSETS	960,871	877,000
Liabilities
Non-current lease liabilities	23,919	10,308
Current lease liabilities	5,226	6,951
Trade and other payables	195,392	155,304
Income tax payables	25,840	50,761
TOTAL LIABILITIES	422,076	€ 342,354
Disposal groups classified as held for sale
Assets
Intangible assets	12,105
Goodwill	18,279
Property, plant and equipment	1,143
Right-of-use assets	1,847
Trade and other receivables	4,918
TOTAL ASSETS	38,292
Liabilities
Non-current lease liabilities	1,638
Current lease liabilities	250
Trade and other payables	5,159
Income tax payables	93
TOTAL LIABILITIES	7,140
Net assets associated with disposal group	€ 31,152